Investment Risks	Feb. 27, 2026
THIRD AVENUE VALUE FUND | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. Prices of securities (and stocks in particular) have historically fluctuated. The value of the Fund will similarly fluctuate and you could lose money. Markets may additionally be impacted by negative external and/or direct and indirect economic factors such as pandemics, natural disasters, global trade policies and political unrest or uncertainties. The adverse impact of any one or more of these events on market value of fund investments could be significant and cause losses.

THIRD AVENUE VALUE FUND | Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Style Risk. Value securities involve the risk that they may never reach their expected full market value, either because the market fails to recognize the securities’ intrinsic value or the expected value was misgauged. The Adviser may identify opportunities in industries that appear to be temporarily depressed. The prices of securities in these industries may tend to go down more than those of companies in other industries. Since the Fund is not limited to investing in stocks, the Fund may own significant non-equity instruments in a rising stock market, thereby producing smaller gains than a fund invested solely in stocks. Because of the Fund’s disciplined and deliberate investing approach, there may be times when the Fund will have a significant cash position. A substantial cash position can adversely impact Fund performance in certain market conditions and may make it more difficult for the Fund to achieve its investment objective.

THIRD AVENUE VALUE FUND | Focused Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Focused Investing Risk. Although the Fund is classified as a diversified investment company under the Investment Company Act of 1940 (the “Act”), the Fund’s investments will normally be more focused than its peers and may emphasize investments in some issuers, industries, sectors or geographic regions more than others. To the extent that the Fund increases the relative emphasis of its investments in a particular issuer, industry, sector or geographic region, its share values may fluctuate in response to events affecting such issuer, industry, sector or geographic region. The Fund does not lose its status as a diversified investment company because of any subsequent discrepancy between the value of its various investments and the diversification requirements of the Act, so long as any such discrepancy existing immediately after the Fund’s acquisition of any security or other property is neither wholly nor partly the result of such acquisition. Therefore, the Fund from time to time may have an investment portfolio that is considered “non-diversified” by the Act despite its classification as a diversified investment company.

THIRD AVENUE VALUE FUND | Small And Mid Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small- and Mid-Cap Risk. The Fund may invest from time to time in smaller and mid-size companies whose securities tend to be more volatile and less liquid than securities of larger companies. This can adversely affect the prices at which the Fund can purchase and sell these securities and, thus, the value of the Fund’s shares.

THIRD AVENUE VALUE FUND | Commodities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Commodities Risk. Prices of commodities such as timber and oil have historically been very volatile. Reductions in commodity prices will likely cause the prices of the securities of companies associated with the production of those commodities to decline.

THIRD AVENUE VALUE FUND | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Currency Risk. The Fund’s investments are usually denominated in or tied to the currencies of the countries in which they are primarily traded. Because the Fund may determine not to hedge its foreign currency risk, the U.S. Dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. Dollar.

THIRD AVENUE VALUE FUND | Currency Hedging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Currency Hedging Risk. The Adviser may seek to hedge all or a portion of the Fund’s foreign currency risk. However, the Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or conditions or that any efforts to do so will be successful.

THIRD AVENUE VALUE FUND | Foreign Securities And Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities and Emerging Markets Risk. Foreign securities from a particular country or region may be subject to currency fluctuations and controls, or adverse political, social, economic or other developments that are unique to that particular country or region. Therefore, the prices of foreign securities in particular countries or regions may, at times, move in a different direction than those of U.S. securities. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries, and, as a result, the securities markets of emerging markets countries can be more volatile than more developed markets may be. U.S. securities and accounting regulatory agencies continue to express concern regarding information access and audit quality regarding issuers in China and other emerging market countries, which could present heightened risks associated with investments in these markets.

THIRD AVENUE VALUE FUND | Japanese Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Japanese Securities Risk: The Japanese economy has only recently emerged from a prolonged economic downturn. Since the year 2000, Japan’s economic growth rate has remained relatively low. The Japanese economy is characterized by an aging demographic, declining population, large government debt and highly regulated labor market. Economic growth in Japan is dependent on domestic consumption, deregulation and consistent government policy. International trade, particularly with the U.S., also impacts growth of the Japanese economy, and adverse economic conditions in the U.S. or other trade partners may affect Japan.

THIRD AVENUE VALUE FUND | Canadian Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Canadian Securities Risk. The Fund may invest in, and/or have exposure to, Canadian Securities. The Canadian economy may be significantly affected by the U.S. economy because the U.S. is Canada’s largest trading partner and foreign investor. Canada’s largest exports are its natural resources, so the Canadian economy is dependent on the demand for, and supply and price of, natural resources, and any market developments that reduce the price of such goods could disproportionately affect the Canadian economy.

THIRD AVENUE VALUE FUND | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Liquidity risk exists when particular investments are difficult to sell. The Fund may not be able to sell these investments at the best prices or at the value the Fund places on them. In such a market, the value of such investments and the Fund’s share price may fall dramatically. Investments that are illiquid or that trade in lower volumes may be more difficult to value. The market for high-yield debt securities (“junk bonds”) may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline. Investments in foreign securities tend to have greater exposure to liquidity risk than U.S. securities. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. An unexpected increase in Fund redemption requests, including requests from shareholders who may own a significant percentage of the Fund’s shares, could cause the Fund to sell its holdings at a loss or at undesirable prices and adversely affect the Fund’s share price and increase the Fund’s liquidity risk, Fund expenses and/or taxable distributions.

THIRD AVENUE VALUE FUND | Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Debt Securities Risk. The market value of a debt security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The debt securities market can be susceptible to increases in volatility and decreases in liquidity. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). Prices of bonds and other debt securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect debt securities and, accordingly, will cause the value of the Fund’s investments in these securities to decline. When interest rates fall, the values of already-issued securities generally rise, although investments in new securities may be at lower yields. The prices of high-yield debt securities (“junk bonds”), unlike investment grade debt securities, may fluctuate unpredictably and not necessarily inversely with changes in interest rates. Economic and other developments can adversely affect debt securities markets.

THIRD AVENUE VALUE FUND | High Yield Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High-Yield Risk. The Fund’s investments in high-yield debt securities (commonly known as “junk bonds”) may expose the Fund to greater risks than if the Fund only owned higher-grade securities. The value of high-yield, lower quality securities is affected by the creditworthiness of the issuers of the securities and by general economic and specific industry conditions. Issuers of high-yield securities are not as strong financially as issuers of securities with higher credit ratings, so the securities are usually considered speculative investments.

THIRD AVENUE VALUE FUND | Insolvency And Bankruptcy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Insolvency and Bankruptcy Risk. The Fund’s investments in obligations of stressed, distressed and bankrupt issuers, or those in conservatorship, including debt and preferred equity obligations that are in default, generally trade significantly below par and are considered speculative. There is even a potential risk of loss by the Fund of its entire investment in such securities. There are a number of significant risks inherent in the bankruptcy process. A bankruptcy filing by an issuer may adversely and permanently affect the market position and operations of the issuer. The Adviser, on behalf of the Fund, may also participate on committees formed by creditors to negotiate with debtors with respect to restructuring issues. There can be no assurance that the Adviser’s participation would yield favorable results for the Fund, and such participation may subject the Fund to additional duties, liabilities and trading restrictions in a particular investment.

THIRD AVENUE VALUE FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The value of the Fund will similarly fluctuate and you could lose money.
THIRD AVENUE SMALL-CAP VALUE FUND | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. Prices of securities (and stocks in particular) have historically fluctuated. The value of the Fund will similarly fluctuate and you could lose money. Markets may additionally be impacted by negative external and/or direct and indirect economic factors such as pandemics, natural disasters, global trade policies and political unrest or uncertainties. The adverse impact of any one or more of these events on market value of fund investments could be significant and cause losses.

THIRD AVENUE SMALL-CAP VALUE FUND | Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Style Risk. Value securities involve the risk that they may never reach their expected full market value, either because the market fails to recognize the securities’ intrinsic value or the expected value was misgauged. The Adviser may identify opportunities in industries that appear to be temporarily depressed. The prices of securities in these industries may tend to go down more than those of companies in other industries. Since the Fund is not limited to investing in stocks, the Fund may own significant non-equity instruments in a rising stock market, thereby producing smaller gains than a fund invested solely in stocks. Because of the Fund’s disciplined and deliberate investing approach, there may be times when the Fund will have a significant cash position. A substantial cash position can adversely impact Fund performance in certain market conditions and may make it more difficult for the Fund to achieve its investment objective.

THIRD AVENUE SMALL-CAP VALUE FUND | Focused Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Focused Investing Risk. Although the Fund is a diversified investment company under the Investment Company Act of 1940 (the “Act”), the Fund’s investments will normally be more focused than its peers and may emphasize investments in some issuers, industries, sectors or geographic regions more than others. To the extent that the Fund increases the relative emphasis of its investments in a particular issuer, industry, sector or geographic region, its share values may fluctuate in response to events affecting such issuer, industry, sector or geographic region. The Fund does not lose its status as a diversified investment company because of any subsequent discrepancy between the value of its various investments and the diversification requirements of the Act, so long as any such discrepancy existing immediately after the Fund’s acquisition of any security or other property is neither wholly nor partly the result of such acquisition. Therefore, the Fund from time to time may have an investment portfolio that is considered “non-diversified” by the Act despite its classification as a diversified investment company.

THIRD AVENUE SMALL-CAP VALUE FUND | Commodities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Commodities Risk. Prices of commodities such as timber and oil have historically been very volatile. Reductions in commodity prices will likely cause the prices of the securities of companies associated with the production of those commodities to decline.

THIRD AVENUE SMALL-CAP VALUE FUND | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Currency Risk. The Fund’s investments are usually denominated in or tied to the currencies of the countries in which they are primarily traded. Because the Fund may determine not to hedge its foreign currency risk, the U.S. Dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. Dollar.

THIRD AVENUE SMALL-CAP VALUE FUND | Currency Hedging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Currency Hedging Risk. The Adviser may seek to hedge all or a portion of the Fund’s foreign currency risk. However, the Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or conditions or that any efforts to do so will be successful.

THIRD AVENUE SMALL-CAP VALUE FUND | Foreign Securities And Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities and Emerging Markets Risk. Foreign securities from a particular country or region may be subject to currency fluctuations and controls, or adverse political, social, economic or other developments that are unique to that particular country or region. Therefore, the prices of foreign securities in particular countries or regions may, at times, move in a different direction than those of U.S. securities. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries, and, as a result, the securities markets of emerging markets countries can be more volatile than more developed markets may be. U.S. securities and accounting regulatory agencies continue to express concern regarding information access and audit quality regarding issuers in China and other emerging market countries, which could present heightened risks associated with investments in these markets.

THIRD AVENUE SMALL-CAP VALUE FUND | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Liquidity risk exists when particular investments are difficult to sell. The Fund may not be able to sell these investments at the best prices or at the value the Fund places on them. In such a market, the value of such investments and the Fund’s share price may fall dramatically. Investments that are illiquid or that trade in lower volumes may be more difficult to value. The market for high-yield debt securities (“junk bonds”) may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline. Investments in foreign securities tend to have greater exposure to liquidity risk than U.S. securities. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. An unexpected increase in Fund redemption requests, including requests from shareholders who may own a significant percentage of the Fund’s shares, could cause the Fund to sell its holdings at a loss or at undesirable prices and adversely affect the Fund’s share price and increase the Fund’s liquidity risk, Fund expenses and/or taxable distributions.

THIRD AVENUE SMALL-CAP VALUE FUND | Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Debt Securities Risk. The market value of a debt security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The debt securities market can be susceptible to increases in volatility and decreases in liquidity. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). Prices of bonds and other debt securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect debt securities and, accordingly, will cause the value of the Fund’s investments in these securities to decline. When interest rates fall, the values of already-issued securities generally rise, although investments in new securities may be at lower yields. The prices of high-yield debt securities (“junk bonds”), unlike investment grade debt securities, may fluctuate unpredictably and not necessarily inversely with changes in interest rates. Economic and other developments can adversely affect debt securities markets.

THIRD AVENUE SMALL-CAP VALUE FUND | High Yield Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High-Yield Risk. The Fund’s investments in high-yield debt securities (commonly known as “junk bonds”) may expose the Fund to greater risks than if the Fund only owned higher-grade securities. The value of high-yield, lower quality securities is affected by the creditworthiness of the issuers of the securities and by general economic and specific industry conditions. Issuers of high-yield securities are not as strong financially as issuers of securities with higher credit ratings, so the securities are usually considered speculative investments.

THIRD AVENUE SMALL-CAP VALUE FUND | Insolvency And Bankruptcy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Insolvency and Bankruptcy Risk. The Fund’s investments in obligations of stressed, distressed and bankrupt issuers, or those in conservatorship, including debt and preferred equity obligations that are in default, generally trade significantly below par and are considered speculative. There is even a potential risk of loss by the Fund of its entire investment in such securities. There are a number of significant risks inherent in the bankruptcy process. A bankruptcy filing by an issuer may adversely and permanently affect the market position and operations of the issuer. The Adviser, on behalf of the Fund, may also participate on committees formed by creditors to negotiate with debtors with respect to restructuring issues. There can be no assurance that the Adviser’s participation would yield favorable results for the Fund, and such participation may subject the Fund to additional duties, liabilities and trading restrictions in a particular investment.

THIRD AVENUE SMALL-CAP VALUE FUND | Small Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small-Cap Risk. The Fund invests in smaller companies, whose securities tend to be more volatile and less liquid than securities of larger companies. This can adversely affect the prices at which the Fund can purchase and sell these securities and, thus, the value of the Fund’s shares.

THIRD AVENUE SMALL-CAP VALUE FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The value of the Fund will similarly fluctuate and you could lose money.
THIRD AVENUE REAL ESTATE VALUE FUND | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. Prices of securities (and stocks in particular) have historically fluctuated. The value of the Fund will similarly fluctuate and you could lose money. Markets may additionally be impacted by negative external and/or direct and indirect economic factors such as pandemics, natural disasters, global trade policies and political unrest or uncertainties. The adverse impact of any one or more of these events on market value of fund investments could be significant and cause losses.

THIRD AVENUE REAL ESTATE VALUE FUND | Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Style Risk. Value securities involve the risk that they may never reach their expected full market value, either because the market fails to recognize the securities’ intrinsic value or the expected value was misgauged. The Adviser may identify opportunities in areas of the real estate sector that appear to be temporarily depressed. The prices of securities in this sector may tend to go down more than those of companies in other industries. Since the Fund is not limited to investing in stocks, the Fund may own significant non-equity instruments in a rising stock market, thereby producing smaller gains than a fund invested solely in stocks. Because of the Fund’s disciplined and deliberate investing approach, there may be times when the Fund will have a significant cash position. A substantial cash position can adversely impact Fund performance in certain market conditions and may make it more difficult for the Fund to achieve its investment objective.

THIRD AVENUE REAL ESTATE VALUE FUND | Focused Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Focused Investing Risk. Although the Fund is a diversified investment company under the Investment Company Act of 1940 (the “Act”), the Fund’s investments will normally be more focused than its peers and may emphasize investments in some issuers, industries, sectors or geographic regions more than others. To the extent that the Fund increases the relative emphasis of its investments in a particular issuer, industry, sector or geographic region, its share values may fluctuate in response to events affecting such issuer, industry, sector or geographic region. The Fund does not lose its status as a diversified investment company because of any subsequent discrepancy between the value of its various investments and the diversification requirements of the Act, so long as any such discrepancy existing immediately after the Fund’s acquisition of any security or other property is neither wholly nor partly the result of such acquisition. Therefore, the Fund from time to time may have an investment portfolio that is considered “non-diversified” by the Act despite its classification as a diversified investment company.

THIRD AVENUE REAL ESTATE VALUE FUND | Small And Mid Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small- and Mid-Cap Risk. The Fund may invest from time to time in smaller and mid-size companies whose securities tend to be more volatile and less liquid than securities of larger companies. This can adversely affect the prices at which the Fund can purchase and sell these securities and, thus, the value of the Fund’s shares.

THIRD AVENUE REAL ESTATE VALUE FUND | Commodities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Commodities Risk. Prices of commodities such as timber and oil have historically been very volatile. Reductions in commodity prices will likely cause the prices of the securities of companies holding real estate affected by those industries to decline.

THIRD AVENUE REAL ESTATE VALUE FUND | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Currency Risk. The Fund’s investments are usually denominated in or tied to the currencies of the countries in which they are primarily traded. Because the Fund may determine not to hedge its foreign currency risk, the U.S. Dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. Dollar.

THIRD AVENUE REAL ESTATE VALUE FUND | Currency Hedging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Currency Hedging Risk. The Adviser may seek to hedge all or a portion of the Fund’s foreign currency risk. However, the Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or conditions or that any efforts to do so will be successful.

THIRD AVENUE REAL ESTATE VALUE FUND | Foreign Securities And Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities and Emerging Markets Risk. Foreign securities from a particular country or region may be subject to currency fluctuations and controls, or adverse political, social, economic or other developments that are unique to that particular country or region. Therefore, the prices of foreign securities in particular countries or regions may, at times, move in a different direction than those of U.S. securities. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries, and, as a result, the securities markets of emerging markets countries can be more volatile than more developed markets may be. U.S. securities and accounting regulatory agencies continue to express concern regarding information access and audit quality regarding issuers in China and other emerging market countries, which could present heightened risks associated with investments in these markets.

THIRD AVENUE REAL ESTATE VALUE FUND | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Liquidity risk exists when particular investments are difficult to sell. The Fund may not be able to sell these investments at the best prices or at the value the Fund places on them. In such a market, the value of such investments and the Fund’s share price may fall dramatically. Investments that are illiquid or that trade in lower volumes may be more difficult to value. The market for high-yield debt securities (“junk bonds”) may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline. Investments in foreign securities tend to have greater exposure to liquidity risk than U.S. securities.

Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. An unexpected increase in Fund redemption requests, including requests from shareholders who may own a significant percentage of the Fund’s shares, could cause the Fund to sell its holdings at a loss or at undesirable prices and adversely affect the Fund’s share price and increase the Fund’s liquidity risk, Fund expenses and/or taxable distributions.

THIRD AVENUE REAL ESTATE VALUE FUND | High Yield Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High-Yield Risk. The Fund’s investments in high-yield debt securities (commonly known as“junk bonds”) may expose the Fund to greater risks than if the Fund only owned higher-grade securities. The value of high-yield, lower quality securities is affected by the creditworthiness of the issuers of the securities and by general economic and specific industry conditions. Issuers of high-yield securities are not as strong financially as issuers of securities with higher credit ratings, so the securities are usually considered speculative investments.

THIRD AVENUE REAL ESTATE VALUE FUND | Insolvency And Bankruptcy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Insolvency and Bankruptcy Risk. The Fund’s investments in obligations of stressed, distressed and bankrupt issuers, or those in conservatorship, including debt and preferred equity obligations that are in default, generally trade significantly below par and are considered speculative. There is even a potential risk of loss by the Fund of its entire investment in such securities. There are a number of significant risks inherent in the bankruptcy process. A bankruptcy filing by an issuer may adversely and permanently affect the market position and operations of the issuer. The Adviser, on behalf of the Fund, may also participate on committees formed by creditors to negotiate with debtors with respect to restructuring issues. There can be no assurance that the Adviser’s participation would yield favorable results for the Fund, and such participation may subject the Fund to additional duties, liabilities and trading restrictions in a particular investment.

THIRD AVENUE REAL ESTATE VALUE FUND | Real Estate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Real Estate Risk. In addition to general market conditions, the value of the Fund will be affected by the strength of the real estate markets. Factors that could affect the value of the Fund’s holdings include the following: overbuilding and increased competition; increases in property taxes and operating expenses; declines in the value of real estate; lack of availability of equity and debt financing to refinance maturing debt; vacancies due to economic conditions and tenant bankruptcies; losses due to costs resulting from environmental contamination and its related clean-up; changes in interest rates impacting property values, borrowing costs, and real estate security prices; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; and functional obsolescence and appeal of properties to tenants.

THIRD AVENUE REAL ESTATE VALUE FUND | R E I T And Real Estate Related Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

REIT and Real Estate-Related Investment Risk. To the extent that the Fund invests in real estate-related investments, such as securities of real estate-related companies, real estate investment trusts (REITs), real estate operating companies (REOCs) and related instruments and derivatives, it will be subject to the risks associated with owning real estate and with the real estate industry generally. These include difficulties in valuing and disposing of real estate, the possibility of declines in the value of real estate, risks related to general and local economic conditions, the possibility of adverse changes in the climate for real estate, environmental liability risks, the risk of increases in property taxes and operating expenses, possible adverse changes in zoning laws, the risk of casualty or condemnation losses, limitations on rents, the possibility of adverse changes in interest rates and in the credit markets and the possibility of borrowers paying off mortgages sooner than expected, which may lead to reinvestment of assets at lower prevailing interest rates. To the extent the Fund invests in REITs, it will also be subject to the risk that a REIT will default on its obligations or go bankrupt. By investing in REITs indirectly through the Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of such REITs.

THIRD AVENUE REAL ESTATE VALUE FUND | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The risk that the investment techniques and risk analyses applied by the Adviser, including but not limited to the Adviser’s integration of ESG factors into its analysis, will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the investment adviser and the individual portfolio manager in connection with managing the Fund.

THIRD AVENUE REAL ESTATE VALUE FUND | United Kingdom Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

United Kingdom Securities Risk. Investments in United Kingdom (“U.K.”) issuers may subject the Fund to regulatory, political, currency, security, and economic risks specific to the U.K. The U.K. has one of the largest economies in Europe, and the U.S. and other European countries are substantial trading partners of the U.K. As a result, the U.K.’s economy may be impacted by changes to the economic condition of the U.S. and other European countries. Until the economic effects of the departure of the U.K. from the European Union become clearer, and while a period of political, regulatory and commercial uncertainty continues, there remains a risk that the value of investments held by the Fund may be impacted.

THIRD AVENUE REAL ESTATE VALUE FUND | Debt And Preferred Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Debt and Preferred Equity Securities Risk. The market value of a debt or preferred equity security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The debt securities market can be susceptible to increases in volatility and decreases in liquidity. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). Prices of bonds and other debt securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect debt securities and, accordingly, will cause the value of the Fund’s investments in these securities to decline. When interest rates fall, the values of already-issued securities generally rise, although investments in new securities may be at lower yields. The prices of high-yield debt securities (“junk bonds”), unlike investment grade debt securities, may fluctuate unpredictably and not necessarily inversely with changes in interest rates. Economic and other developments can adversely affect debt securities markets.

THIRD AVENUE REAL ESTATE VALUE FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The value of the Fund will similarly fluctuate and you could lose money.
Third Avenue International Real Estate Value Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. Prices of securities (and stocks in particular) have historically fluctuated. The value of the Fund will similarly fluctuate and you could lose money. Markets may be impacted by negative external and/or direct and indirect economic factors such as pandemics, natural disasters, global trade policies and political unrest or uncertainties. The adverse impact of any one or more of these events on market value of fund investments could be significant and cause losses.

Third Avenue International Real Estate Value Fund | Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Style Risk. Value securities involve the risk that they may never reach their expected full market value, either because the market fails to recognize the securities’ intrinsic value or the expected value was misgauged. The Adviser may identify opportunities in areas of the real estate sector that appear to be temporarily depressed. The prices of securities in this sector may tend to go down more than those of companies in other industries. Since the Fund is not limited to investing in stocks, the Fund may own significant non-equity instruments in a rising stock market, thereby producing smaller gains than a fund invested solely in stocks. Because of the Fund’s disciplined and deliberate investing approach, there may be times when the Fund will have a significant cash position. A substantial cash position can adversely impact Fund performance in certain market conditions and may make it more difficult for the Fund to achieve its investment objective.

Third Avenue International Real Estate Value Fund | Small And Mid Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small- and Mid-Cap Risk. The Fund may invest from time to time in smaller and mid-size companies whose securities tend to be more volatile and less liquid than securities of larger companies. This can adversely affect the prices at which the Fund can purchase and sell these securities and, thus, the value of the Fund’s shares.

Third Avenue International Real Estate Value Fund | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Currency Risk. The Fund’s investments are usually denominated in or tied to the currencies of the countries in which they are primarily traded. Because the Fund may determine not to hedge its foreign currency risk, the U.S. Dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. Dollar.

Third Avenue International Real Estate Value Fund | Foreign Securities And Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities and Emerging Markets Risk. Foreign securities from a particular country or region may be subject to currency fluctuations and controls, or adverse political, social, economic or other developments that are unique to that particular country or region. Therefore, the prices of foreign securities in particular countries or regions may, at times, move in a different direction than those of U.S. securities. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries, and, as a result, the securities markets of emerging markets countries can be more volatile than more developed markets may be. U.S. securities and accounting regulatory agencies continue to express concern regarding information access and audit quality regarding issuers in China and other emerging market countries, which could present heightened risks associated with investments in these markets.

Third Avenue International Real Estate Value Fund | Liquidity Risk [Member]
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Liquidity Risk. Liquidity risk exists when particular investments are difficult to sell. The Fund may not be able to sell these investments at the best prices or at the value the Fund places on them. In such a market, the value of such investments and the Fund’s share price may fall dramatically, even during periods of declining interest rates. Investments that are illiquid or that trade in lower volumes may be more difficult to value. The market for high-yield debt securities (“junk bonds”) may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline. Investments in foreign securities tend to have greater exposure to liquidity risk than U.S. securities.

Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. An unexpected increase in Fund redemption requests, including requests from shareholders who may own a significant percentage of the Fund’s shares, could cause the Fund to sell its holdings at a loss or at undesirable prices and adversely affect the Fund’s share price and increase the Fund’s liquidity risk, Fund expenses and/or taxable distributions.

Third Avenue International Real Estate Value Fund | Debt Securities Risk [Member]
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Debt Securities Risk. The market value of a debt security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The debt securities market can be susceptible to increases in volatility and decreases in liquidity. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). Prices of bonds and other debt securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect debt securities and, accordingly, will cause the value of the Fund’s investments in these securities to decline. When interest rates fall, the values of already-issued securities generally rise, although investments in new securities may be at lower yields. The prices of high-yield debt securities (“junk bonds”), unlike investment grade debt securities, may fluctuate unpredictably and not necessarily inversely with changes in interest rates. Economic and other developments can adversely affect debt securities markets.

Third Avenue International Real Estate Value Fund | Real Estate Risk [Member]
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Real Estate Risk. In addition to general market conditions, the value of the Fund will be affected by the strength of the real estate markets.

Factors that could affect the value of the Fund’s holdings include the following: overbuilding and increased competition; increases in property taxes and operating expenses; declines in the value of real estate; lack of availability of equity and debt financing to refinance maturing debt; vacancies due to economic conditions and tenant bankruptcies; losses due to costs resulting from environmental contamination and its related clean-up; changes in interest rates impacting property values, borrowing costs, and real estate security prices; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; and functional obsolescence and appeal of properties to tenants.

Third Avenue International Real Estate Value Fund | R E I T And Real Estate Related Investment Risk [Member]
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REIT and Real Estate-Related Investment Risk. To the extent that the Fund invests in real estate-related investments, such as securities of real estate-related companies, real estate investment trusts (REITs), real estate operating companies (REOCs) and related instruments and derivatives, it will be subject to the risks associated with owning real estate and with the real estate industry generally. These include difficulties in valuing and disposing of real estate, the possibility of declines in the value of real estate, risks related to general and local economic conditions, the possibility of adverse changes in the climate for real estate, environmental liability risks, the risk of increases in property taxes and operating expenses, possible adverse changes in zoning laws, the risk of casualty or condemnation losses, limitations on rents, the possibility of adverse changes in interest rates and in the credit markets and the possibility of borrowers paying off mortgages sooner than expected, which may lead to reinvestment of assets at lower prevailing interest rates. To the extent the Fund invests in REITs, it will also be subject to the risk that a REIT will default on its obligations or go bankrupt. By investing in REITs indirectly through the Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of such REITs.

Third Avenue International Real Estate Value Fund | United Kingdom Securities Risk [Member]
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United Kingdom Securities Risk. Investments in United Kingdom (“U.K.”) issuers may subject the Fund to regulatory, political, currency, security, and economic risks specific to the U.K. The U.K. has one of the largest economies in Europe, and the U.S. and other European countries are substantial trading partners of the U.K. As a result, the U.K.’s economy may be impacted by changes to the economic condition of the U.S. and other European countries. The impact of running a budget deficit and current account deficit on capital markets, debt yield and the currency present risk. In addition the departure of the U.K. from the European Union, together with a recent change in government and large tax increases, are causing a period of political, regulatory and commercial uncertainty continues, there remains a risk that the value of investments held by the Fund may be impacted.

Third Avenue International Real Estate Value Fund | Index Non Correlation Risk [Member]
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Index Non-Correlation Risk. The Fund does not attempt to mimic the composition or performance of any index, including any equity REIT indices. The Fund’s investment process will not take into consideration the weightings or composition of any indices, including any equity REIT indices. As a result, there is a significant risk that the performance of the Fund will deviate from that of any particular indices.

Third Avenue International Real Estate Value Fund | Credits Risk [Member]
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Credit Risk. Credit risk is the risk that a security in the Fund’s portfolio will decline in price or the issuer will fail to make dividend, interest or principal payments when due because the issuer of the security experiences a decline in its financial status. Real estate companies, including REITs, may be leveraged and financial covenants may affect the ability of REITs to operate effectively.

Third Avenue International Real Estate Value Fund | Non Diversification Risk [Member]
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Non-Diversification Risk. Because the Fund is non-diversified and may invest a larger portion of its assets in the securities of a single issuer than a diversified fund, an investment in the Fund could fluctuate in value more than an investment in a diversified fund.

Third Avenue International Real Estate Value Fund | Concentration Risk [Member]
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Concentration Risk. The Fund will concentrate its investments in real estate companies and other publicly traded companies whose asset base is primarily real estate. As such, the Fund will be subject to risks similar to those associated with the direct ownership of real estate including those noted above under “Real Estate Risk.”

Third Avenue International Real Estate Value Fund | E S G Strategy Risk [Member]
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ESG Strategy Risk. The Adviser’s use of its ESG framework could cause it to perform differently compared to funds that do not have such a policy. The criteria related to this ESG framework may result in the Fund’s forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so. In addition, there is a risk that the companies identified by the ESG framework do not operate as expected when addressing ESG issues. There are significant differences in interpretations of what it means for a company to have positive ESG characteristics. While the Adviser believes its definitions are reasonable, the portfolio decisions it makes may differ with other investors’ or advisers’ views.

Third Avenue International Real Estate Value Fund | Hong Kong Securities Risks [Member]
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Hong Kong Securities Risks. The Fund’s investment in Hong Kong-listed issuers may subject the Fund to legal, regulatory, political, currency, security, and economic risk specific to Hong Kong. China is Hong Kong’s largest trading partner, both in terms of exports and imports. Any changes in the Chinese economy, trade regulations or currency exchange rates may have an adverse impact on Hong Kong’s economy.

●	Political and Social Risk. Hong Kong reverted to Chinese sovereignty on July 1, 1997 as a Special Administrative Region of the People’s Republic of China under the principle of “one country, two systems.” Although China is obligated, under the Sino-British Joint Declaration it signed in 1984, to maintain the current capitalist economic and social system of Hong Kong through June 30, 2047, the continuation of economic and social freedoms enjoyed in Hong Kong is dependent on the government of China. Since 1997, there have been tensions between the Chinese government and many people in Hong Kong who perceive China as tightening its control over Hong Kong’s semi-autonomous liberal political, economic, legal, and social framework. The implementation of the new national security law has increased tensions. Due to the interconnected nature of the Hong Kong and Chinese economies, this instability in Hong Kong may cause uncertainty in the Hong Kong and Chinese markets.

●	Economic Risk. The economy of Hong Kong is closely tied to the economy of China. The Chinese economy has grown rapidly since joining the WTO in 2001, and there is no assurance that this growth rate will be maintained. China may experience substantial rates of inflation, deflation, or economic recessions, causing a negative effect on the economy and securities market. Delays in enterprise restructuring, and slow development of well-functioning financial markets have also hindered performance of the Chinese economy, and China will likely come under pressure to reduce its substantial trade surplus with the U.S.

Third Avenue International Real Estate Value Fund | Australian Securities Risk [Member]
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Australian Securities Risk. Investments in Australian issuers may subject the Fund to regulatory, political, currency, security, and economic risks specific to Australia. The Australian economy is heavily dependent on exports from the agricultural and mining sectors and, consequently, is susceptible to fluctuations in commodity markets. The Australian economy is dependent on trading with key trading partners, including the United States, China, Japan, Singapore and certain European countries. Reduction in spending on Australian products and services or changes in economic circumstances of these key trading partners may cause an adverse impact on the Australian economy.

Third Avenue International Real Estate Value Fund | Risk Lose Money [Member]
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Risk [Text Block]	The value of the Fund will similarly fluctuate and you could lose money.
Third Avenue International Real Estate Value Fund | Risk Nondiversified Status [Member]
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Risk [Text Block]	Because the Fund is non-diversified and may invest a larger portion of its assets in the securities of a single issuer than a diversified fund, an investment in the Fund could fluctuate in value more than an investment in a diversified fund.